FAIR VALUE MEASUREMENT - Items Measured at Fair Value on a Nonrecurring Basis (Details) (Nonrecurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Level 2
Items Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale	$ 1,084	$ 2,165
Other real estate owned	21	15
Loans	2,881	3,947
Total assets	3,986	6,127
Level 3
Items Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale	3,068	1,318
Other real estate owned	81	123
Loans	486	766
Total assets	3,635	2,207
Fair value
Items Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale	4,152	3,483
Other real estate owned	102	138
Loans	3,367	4,713
Total assets	$ 7,621	$ 8,334